Cover	May 22, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2024
Entity File Number	001-41424
Entity Registrant Name	FEUTUNE LIGHT ACQUISITION CORPORATION
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 W 9th St #848
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	909
Local Phone Number	214-2482
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one Warrant and one Right
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one Warrant and one Right
Trading Symbol	FLFVU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FLFV
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FLFVW
Security Exchange Name	NASDAQ
Rights, each right exchangeable for one-tenth (1/10) of one share of Class A Common Stock at the closing of a business combination
Title of 12(b) Security	Rights, each right exchangeable for one-tenth (1/10) of one share of Class A Common Stock at the closing of a business combination
Trading Symbol	FLFVR
Security Exchange Name	NASDAQ